Concentrations of Credit Risk and Major Customers (Details) - Schedule of Geographic Area - Cash and Cash Equivalents [Member] - Geographic Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Country:
Total cash and cash equivalents, and restricted cash	$ 1,601,479	$ 4,073,440
Total cash and cash equivalents, and restricted cash, percentage	100.00%	100.00%
Singapore [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 234,897	$ 240,204
Total cash and cash equivalents, and restricted cash, percentage	15.00%	6.00%
China (Hongkong) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 1,310,551	$ 3,678,925
Total cash and cash equivalents, and restricted cash, percentage	82.00%	90.00%
China (Mainland) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 56,031	$ 154,311
Total cash and cash equivalents, and restricted cash, percentage	3.00%	4.00%